Investment properties (Details 3) - Level 3 [Member] - Shopping Malls [Member] - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Discount rate		14.53%		12.18%
Discount rate, increase	$ (5,864)	$ (6,297)	$ (10,474)
Discount rate, decrease	6,890	$ 7,525	12,825
Growth rate		2.40%		2.30%
Growth rate, increase	2,636	$ 2,884	4,993
Growth rate, decrease	(2,234)	(2,414)	(4,077)
Increase in inflation	10,516	13,399	21,803
Decrease in inflation	(8,704)	(11,052)	(17,936)
Devaluation, increase	(7,758)	(7,145)	(10,136)
Devaluation, decrease	$ 9,482	$ 8,732	$ 12,389